Accrued Expenses and Other Current Liabilities - Schedule of Other Tax Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Tax Payables [Abstract]
Value added tax payable	$ 245,024	$ 128,570
Local taxes payable	978	7,176
Other tax payables	$ 246,002	$ 135,746